UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Stephen L. Farley            New York, New York     November 14, 2005
       ------------------------   ------------------------ -----------------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             20
                                               -------------

Form 13F Information Table Value Total:          $342,605
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                 NONE






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                                                       FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS   x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- --------  -------- --- ---- -------- --------- --------------------------

AON CORP                        037389103   COM        22,456   700,000  SH        SOLE      NO     700,000
BERKSHIRE HATHAWAY INC DEL      084670108   CL A          984        12  SH        SOLE      NO          12
BERKSHIRE HATHAWAY INC DEL      084670207   CL B          281       103  SH        SOLE      NO         103
CARMAX INC                      143130102   COM        65,678 2,100,350  SH        SOLE      NO   2,100,350
DOVER MOTORSPORTS INC           260174107   COM         7,799 1,140,169  SH        SOLE      NO   1,140,169
FEDFIRST FNL CORP               31429X105   COM           132    15,000  SH        SOLE      NO      15,000
GOLDEN WEST FINL CORP DEL       381317106   COM        28,222   475,200  SH        SOLE      NO     475,200
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        1,374    26,186  SH        SOLE      NO      26,186
JACOBS ENGR GROUP INC DEL       469814107   COM         1,011    15,000  SH        SOLE      NO      15,000
MOHAWK INDS INC                 608190104   COM        51,602   643,020  SH        SOLE      NO     643,020
NORTH FORK BANCORPORATION NY    659424105   COM         1,785    70,000  SH        SOLE      NO      70,000
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW     6,690   453,250  SH        SOLE      NO     453,250
SCRIPPS E W CO OHIO             811054204   CL A        2,371    47,450  SH        SOLE      NO      47,450
PROGRESSIVE CORP OHIO           743315103   COM        70,507   672,967  SH        SOLE      NO     672,967
SLM CORP                        78442P106   COM         5,364   100,000  SH        SOLE      NO     100,000
TJX COS INC NEW                 872540109   COM           348    17,000  SH        SOLE      NO      17,000
TRACTOR SUPPLY CO               892356106   COM         9,251   202,660  SH        SOLE      NO     202,660
WALGREEN CO                     931422109   COM        53,387 1,228,700  SH        SOLE      NO   1,228,700
WAL MART STORES INC             931142103   COM         4,382   100,000  SH        SOLE      NO     100,000
WASTE INDUSTRIES USA INC        941057101   COM         8,981   675,300  SH        SOLE      NO     675,300

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